CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
REVENUES
Manufacturing Fees	$ 2,214,271	$ 1,120,050
Royalties & Profit Splits	806,365	648,211
Lab Fee Revenues	382,889	655,857
Total Revenues	3,403,526	2,424,118
COSTS OF REVENUES	2,315,154	1,013,674
Gross Profit	1,088,372	1,410,444
OPERATING EXPENSES
Research and Development	975,250	1,735,689
General and Administrative	1,513,468	1,410,192
Non-cash compensation through issuance of stock options	45,866	24,453
Depreciation and Amortization	116,921	206,248
Total Operating Expenses	2,651,505	3,376,582
(LOSS) FROM OPERATIONS	(1,563,133)	(1,966,138)
OTHER INCOME / (EXPENSES)
Interest expense, net	(253,745)	(229,592)
Change in fair value of warrant derivatives	4,089,491	(1,444,075)
Change in fair value of preferred share derivatives	(561,684)	(11,227,957)
Interest expense attributable to preferred share derivatives	(139,219)	(424,465)
Discount in Series E issuance attributable to beneficial conversion features	(437,500)	(250,000)
Total Other Income / (Expense)	2,697,343	(13,576,088)
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	1,134,210	(15,542,226)
CREDIT FOR INCOME TAXES	353,718	483,952
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 1,487,928	$ (15,058,274)
NET INCOME (LOSS) PER SHARE
Basic (in dollars per share)	$ 0	$ (0.06)
Diluted (in dollars per share)	$ 0	$ (0.06)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic (in shares)	349,075,642	259,163,279
Diluted (in shares)	526,880,118	259,163,279